Investments	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
INVESTMENTS
The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and OTTI included within AOCI of the Company's fixed maturity securities (and equity securities for 2017) and equity securities as of the dates indicated:

	December 31, 2018
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (1)
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.8	$0.1	$—	$0.9	$—
States, municipalities and political subdivisions	3.0	0.2	—	3.2	—
Foreign governments	0.2	0.1	—	0.3	—
Asset-backed	7.9	—	—	7.9
Residential mortgage-backed	2.4	0.1	—	2.5	0.1
U.S. corporate	24.3	1.2	(0.1)	25.4	—
Foreign corporate	8.1	0.5	(0.1)	8.5	—
Total fixed maturity securities	$46.7	$2.2	$(0.2)	$48.7	$0.1

	December 31, 2017
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (1)
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.7	$0.1	$—	$0.8	$—
States, municipalities and political subdivisions	4.0	0.2	—	4.2	—
Foreign governments	0.2	0.2	—	0.4	—
Asset-backed	8.2	—	—	8.2	—
Residential mortgage-backed	2.9	0.3	—	3.2	0.2
U.S. corporate	27.5	2.0	(0.1)	29.4	—
Foreign corporate	7.7	0.7	—	8.4	—
Total fixed maturity securities	$51.2	$3.5	$(0.1)	$54.6	$0.2
Equity securities:
Non-redeemable preferred stocks	$0.1	$0.1	$—	$0.2	$—
(1)  Represents the amount of OTTI recognized in AOCI. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
The Company's state, municipality and political subdivision holdings are highly diversified across the United States, with no individual state, municipality or political subdivision exposure (including both general obligation and revenue securities) exceeding 3% and 2% of the overall investment portfolio as of December 31, 2018 and 2017, respectively. As of December 31, 2018 and 2017, the securities include general obligation and revenue bonds issued by states, cities, counties, school districts and similar issuers, including $1.5 million and $2.0 million, respectively, of advance refunded or escrowed-to-maturity bonds (collectively referred to as "pre-refunded bonds"), which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest. As of December 31, 2018 and 2017, revenue bonds account for 83% and 75%, of the holdings, respectively. Excluding pre-refunded revenue bonds, the activities supporting the income streams of the Company's revenue bonds are across a broad range of sectors, primarily water and specifically pledged tax revenues.
The Company had European investment exposure in its corporate fixed maturity securities of $6.5 million with a net unrealized gain of $0.1 million as of December 31, 2018 and $6.9 million with a net unrealized gain of $0.3 million at December 31, 2017. Approximately 11% and 21% of the corporate fixed maturity European exposure was held in the financial industry as of December 31, 2018 and 2017, respectively. The Company's largest European country exposure (the United Kingdom) represented approximately 15% of the fair value of the Company's corporate fixed maturity securities as of December 31, 2018 and 2017. The Company's international investments are managed as part of our overall portfolio with the same approach to risk management and focus on diversification.
The cost or amortized cost and fair value of fixed maturity securities at December 31, 2018 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$1.3	$1.4
Due after one year through five years	23.0	23.3
Due after five years through ten years	5.8	6.1
Due after ten years	6.3	7.5
Total	36.4	38.3
Asset-backed	7.9	7.9
Residential mortgage-backed	2.4	2.5
Total	$46.7	$48.7

Major categories of net investment income were as follows for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
Fixed maturity securities	$2.0	$2.0	$2.2
Commercial mortgage loans on real estate	—	—	0.2
Other	0.1	0.2	0.1
Total investment income	2.1	2.2	2.5
Investment expenses	(0.1)	(0.1)	(0.1)
Net investment income	$2.0	$2.1	$2.4

No material investments of the Company were non-income producing for the years ended December 31, 2018, 2017 and 2016.
The following table summarizes the proceeds from sales of available-for-sale fixed maturities (and equity securities from 2017 and 2016 prior to the previously described fair value change in accounting) and gross realized gains and gross realized losses that have been recognized in the statement of operations as a result of those sales for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
Proceeds from sales	$14.7	$13.7	$60.9
Gross realized gains (1)	0.1	0.1	5.2
Gross realized losses (2)	(0.3)	—	(0.5)

(1) Gross realized gains for the year ended December 31, 2016 include $5.2 million related to the sale of Assurant Employee Benefits as described in Note 1.
(2) Gross realized losses for the year ended December 31, 2016 include $0.5 related to the sale of Assurant Employee Benefits as described in Note 1.
For securities sold at a loss during the year ended December 31, 2018, the average period of time these securities were trading continuously at a price below book value was approximately 6 months.

The following table sets forth the net realized gains (losses) recognized in the statement of operations for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$(0.2)	$—	$4.4
Equity securities	—	0.1	0.4
Commercial mortgage loans on real estate	—	—	0.7
Total net realized gains (losses) (1)	$(0.2)	$0.1	$5.5

(1) The year ended December 31, 2016 net gains includes $5.3 million related to the sale of Assurant Employee Benefits as described in Note 1.
Other-Than-Temporary Impairments
The Company follows the OTTI guidance, which requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell, and it is more likely than not that it will not be required to sell before recovery of its cost basis. Under the OTTI guidance, the amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other, non-credit factors (e.g., interest rates, market conditions, etc.) is recorded as a component of other comprehensive income. In instances where no credit loss exists but the Company intends to sell the security or it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in market value below amortized cost is recognized as an OTTI in earnings. In periods after the recognition of an OTTI on debt securities, the Company accounts for such securities as if they had been purchased on the measurement date of the OTTI at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. For debt securities for which OTTI was recognized in earnings, the difference between the new amortized cost basis and the cash flows expected to be collected will be accreted or amortized into net investment income.
The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts:

	Years Ended December 31,
	2018	2017	2016
Balance, beginning of year	$0.1	$0.3	$0.6
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(0.1)	(0.2)	(0.2)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	—	—	(0.1)
Balance, end of year	$—	$0.1	$0.3

The Company regularly monitors its investment portfolio to ensure investments that may be other-than-temporarily impaired are timely identified, properly valued and charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery and the intent to sell or whether it is more likely than not that the Company will be required to sell its fixed maturity securities. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events that affect one or more companies, industry sectors, or countries could result in additional impairments in future periods for other-than-temporary declines in value. The impairment of a fixed maturity security that the Company has the intent to sell or that it is more likely than not that the Company will be required to sell is deemed other-than-temporary and is written down to its market value at the balance sheet date with the amount of the impairment reported as a realized loss in that period. For all other-than-temporarily impaired fixed maturity securities that do not meet either of these two criteria, the Company is required to analyze its ability to recover the amortized cost of the security by calculating the net present value of projected future cash flows. For these other-than-temporarily impaired fixed maturity securities, the net amount recognized in earnings equals the difference between the amortized cost of the fixed maturity security and its net present value.
The Company considers different factors to determine the amount of projected future cash flows and discounting methods for corporate debt, residential mortgage-backed and asset-backed securities. For corporate debt securities, the split between the credit and non-credit losses is driven principally by assumptions regarding the amount and timing of projected future cash flows. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the security at the date of acquisition. For residential mortgage-backed securities and asset-backed securities, cash flow estimates, including prepayment assumptions, are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates, recoveries and changes in value. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment at the balance sheet date. The discounted cash flows become the new amortized cost basis of the fixed maturity security.
In periods subsequent to the recognition of an OTTI, the Company generally accretes the discount (or amortizes the reduced premium) into net investment income, up to the non-discounted amount of projected future cash flows, resulting from the reduction in cost basis, based upon the amount and timing of the expected future cash flows over the estimated period of cash flows.
The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities, as applicable, as of December 31, 2018 and 2017 were as follows:

	December 31, 2018
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
U.S. corporate	$—	$—	$3.0	$(0.1)	$3.0	$(0.1)
Foreign corporate	—	—	1.6	(0.1)	1.6	(0.1)
Total fixed maturity securities	$—	$—	$4.6	$(0.2)	$4.6	$(0.2)

	December 31, 2017
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
U.S. corporate	$15.6	$(0.1)	$—	$—	$15.6	$(0.1)
Total gross unrealized losses represent approximately 2% and 1% of the aggregate fair value of the related securities at December 31, 2018 and 2017, respectively. There were no material gross unrealized losses in a continuous loss position for less than twelve months as of December 31, 2018. All of the gross unrealized losses had been in a continuous loss position of less than twelve months as of December 31, 2017. The total gross unrealized losses are comprised of 30 and 37 individual securities as of December 31, 2018 and 2017, respectively. In accordance with its policy described above, the Company concluded that for these securities, other-than-temporary impairments of the gross unrealized losses was not warranted as of December 31, 2018 and 2017. These conclusions were based on a detailed analysis of the underlying credit and expected cash flows of each security. As of December 31, 2018, the Company did not intend to sell the fixed maturity securities and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of their amortized cost basis. The gross unrealized losses are primarily attributable to widening credit spreads associated with an underlying shift in overall credit risk premium.

The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position as of December 31, 2018, by contractual maturity, is shown below:

	Cost or Amortized Cost	Fair Value
Due after one year through five years	$4.0	$3.9
Due after five years through ten years	0.8	0.7
Total	$4.8	$4.6

The Company had fixed maturity securities of $0.9 million and $0.8 million as of December 31, 2018 and 2017, respectively, on deposit with various governmental authorities as required by law.